UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 98.5%
Consumer Discretionary 17.5%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016	10,000	10,325
AMC Entertainment, Inc.:
8.0%, 3/1/2014	95,000	89,300
8.75%, 6/1/2019	200,000	198,500
American Achievement Corp., 144A, 8.25%, 4/1/2012	25,000	24,500
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (b)	110,000	112,475
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	55,000	45,100
8.0%, 3/15/2014	55,000	49,225
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	120,000	105,300
Brunswick Corp., 144A, 11.25%, 11/1/2016	75,000	78,563

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		55,000	6,050
Carrols Corp., 9.0%, 1/15/2013		30,000	29,175
Cox Communications, Inc., 144A, 9.375%, 1/15/2019		795,000	1,013,358
CSC Holdings, Inc.:
6.75%, 4/15/2012		75,000	75,375
Series B, 7.625%, 4/1/2011		780,000	789,750
144A, 8.5%, 6/15/2015		340,000	343,400
DirecTV Holdings LLC, 7.625%, 5/15/2016		165,000	173,662
DISH DBS Corp.:
6.375%, 10/1/2011		970,000	971,212
6.625%, 10/1/2014		95,000	90,250
7.125%, 2/1/2016		90,000	86,400
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		57,000	52,725
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		70,000	2,450
Ford Motor Co., 7.45%, 7/16/2031		110,000	84,150
Fortune Brands, Inc., 6.375%, 6/15/2014 (b)		215,000	219,715
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011		245,000	243,775
10.5%, 5/15/2016 (b)		40,000	42,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	46,625
Group 1 Automotive, Inc., 8.25%, 8/15/2013		35,000	31,588
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		210,000	213,675
Hertz Corp., 8.875%, 1/1/2014 (b)		265,000	253,737
Idearc, Inc., 8.0%, 11/15/2016 **		160,000	12,200
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		45,000	31,950
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		36,000	31,320
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		45,000	39,375
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	200,000	273,817
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		175,000	166,250
8.875%, 7/15/2015		15,000	15,190
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		65,000	63,538
Mediacom LLC, 144A, 9.125%, 8/15/2019		60,000	59,400
MGM MIRAGE:
144A, 10.375%, 5/15/2014		75,000	78,937
144A, 11.125%, 11/15/2017		90,000	97,425
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		40,000	29,800
10.375%, 10/15/2015		160,000	119,200
Norcraft Holdings LP, 9.75%, 9/1/2012		185,000	176,675
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	90,000	98,058
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		40,000	39,700
Penske Automotive Group, Inc., 7.75%, 12/15/2016		235,000	206,800
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		80,000	69,600
144A, 8.625%, 8/1/2017		70,000	68,950
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		55,000	1,169
Sabre Holdings Corp.:
7.35%, 8/1/2011 (b)		40,000	38,100
8.35%, 3/15/2016		60,000	44,550
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		80,000	60,800
Shaw Communications, Inc., 8.25%, 4/11/2010 (b)		985,000	1,012,087
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		55,000	39,050
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		210,000	65,100
Sonic Automotive, Inc.:
Step-up Coupon, 4.25% to 11/30/2010, 4.75% to 11/30/2015		130,000	122,362
Series B, 8.625%, 8/15/2013		220,000	185,900

Travelport LLC:
5.293% ***, 9/1/2014		50,000	36,250
9.875%, 9/1/2014		70,000	59,325
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	2,000
United Components, Inc., 9.375%, 6/15/2013		10,000	7,750
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	320,000	474,808
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	155,000	214,431
144A, 8.0%, 11/1/2016	EUR	50,000	65,946
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		22,518	113
Videotron Ltd.:
6.875%, 1/15/2014		15,000	14,344
9.125%, 4/15/2018		45,000	47,475
144A, 9.125%, 4/15/2018		45,000	47,475
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		80,000	82,800
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		319,000	35

			9,783,115
Consumer Staples 5.2%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		205,000	202,438
Altria Group, Inc.:
8.5%, 11/10/2013		55,000	63,598
9.7%, 11/10/2018		30,000	36,697
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		500,000	585,446
Central European Distribution Corp., 3.0%, 3/15/2013		35,000	28,613
CVS Pass-Through Trust, 144A, 8.353%, 7/10/2031		544,269	581,856
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		55,000	47,988
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		75,000	74,062
Ingles Markets, Inc., 8.875%, 5/15/2017		45,000	45,225
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	126,875
Rite Aid Corp.:
7.5%, 3/1/2017		120,000	100,200
9.375%, 12/15/2015 (b)		70,000	51,450
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		140,000	142,800
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	113,131
Tyson Foods, Inc.:
7.85%, 4/1/2016		75,000	74,063
10.5%, 3/1/2014		75,000	83,625
Viskase Companies, Inc., 11.5%, 6/15/2011		630,000	561,487

			2,919,554
Energy 12.6%
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		60,000	60,000
Atlas Energy Operating Co., LLC:
144A, 10.75%, 2/1/2018		160,000	161,600
12.125%, 8/1/2017		135,000	142,425
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	268,500
Berry Petroleum Co., 10.25%, 6/1/2014		85,000	88,719
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	78,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		100,000	67,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		90,000	78,300
6.875%, 1/15/2016		380,000	348,650
7.25%, 12/15/2018		130,000	118,950
7.5%, 6/15/2014		30,000	29,100
9.5%, 2/15/2015 (b)		10,000	10,200
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	187,170

El Paso Corp.:
7.25%, 6/1/2018	105,000	99,459
7.75%, 6/15/2010	1,020,000	1,023,997
8.25%, 2/15/2016	65,000	65,650
9.625%, 5/15/2012	45,000	46,756
Energy Transfer Partners LP, 6.0%, 7/1/2013	205,000	215,961
EXCO Resources, Inc., 7.25%, 1/15/2011	94,000	92,120
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	39,800
8.5%, 9/15/2016 (b)	120,000	121,800
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	210,000	217,997
Holly Corp., 144A, 9.875%, 6/15/2017	100,000	99,750
KCS Energy, Inc., 7.125%, 4/1/2012	355,000	349,675
Linn Energy LLC, 144A, 11.75%, 5/15/2017	130,000	137,150
Mariner Energy, Inc.:
7.5%, 4/15/2013	70,000	66,150
8.0%, 5/15/2017 (b)	70,000	61,950
Newfield Exploration Co., 7.125%, 5/15/2018	265,000	257,713
OPTI Canada, Inc.:
7.875%, 12/15/2014	175,000	112,000
8.25%, 12/15/2014	225,000	146,250
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	200,000	194,000
Petrohawk Energy Corp.:
7.875%, 6/1/2015	35,000	33,950
9.125%, 7/15/2013	65,000	65,975
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)	55,000	50,600
7.625%, 6/1/2018	140,000	132,300
Quicksilver Resources, Inc.:
7.125%, 4/1/2016	165,000	136,950
11.75%, 1/1/2016	155,000	164,300
Regency Energy Partners LP:
8.375%, 12/15/2013	85,000	83,513
144A, 9.375%, 6/1/2016	175,000	175,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	80,000	80,500
Stone Energy Corp.:
6.75%, 12/15/2014	135,000	93,150
8.25%, 12/15/2011	200,000	180,000
Tesoro Corp., 6.5%, 6/1/2017	85,000	74,800
TransCanada PipeLines Ltd., 7.125%, 1/15/2019	45,000	52,442
Whiting Petroleum Corp.:
7.25%, 5/1/2012	125,000	124,375
7.25%, 5/1/2013	20,000	19,800
Williams Companies, Inc., 8.125%, 3/15/2012	530,000	569,252

		7,023,699
Financials 16.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	170,000	124,100
Anglo American Capital PLC:
144A, 9.375%, 4/8/2014	100,000	114,000
144A, 9.375%, 4/8/2019 (b)	100,000	117,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	85,800	31,300
Bank of America Corp., 5.75%, 12/1/2017 (b)	230,000	223,730
Bank of America NA, 6.1%, 6/15/2017 (b)	440,000	421,474
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	35,000	6,213
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	115,000	114,425

Case New Holland, Inc., 144A, 7.75%, 9/1/2013		75,000	73,875
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	50,000	64,512
Citigroup, Inc.:
5.0%, 9/15/2014		165,000	151,175
6.5%, 8/19/2013		165,000	169,429
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	53,043
Conproca SA de CV, REG S, 12.0%, 6/16/2010		143,100	150,613
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		765,000	719,364
7.375%, 2/1/2011		70,000	67,670
9.875%, 8/10/2011		415,000	410,610
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	92,225
GMAC, Inc.:
144A, 6.875%, 9/15/2011		455,000	419,737
144A, 7.0%, 2/1/2012 (b)		315,000	282,712
144A, 7.25%, 3/2/2011		1,320,000	1,239,150
144A, 7.75%, 1/19/2010		325,000	322,562
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	100,000	14,336
Hexion US Finance Corp., 9.75%, 11/15/2014		30,000	22,500
Inmarsat Finance II PLC, 10.375%, 11/15/2012		195,000	202,313
Intergas Finance BV, REG S, 6.875%, 11/4/2011		425,000	411,187
iPayment, Inc., 9.75%, 5/15/2014		60,000	38,700
JPMorgan Chase Bank NA, 6.0%, 10/1/2017		250,000	263,549
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	233,325
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	113
Nielsen Finance LLC, 11.5%, 5/1/2016 (b)		30,000	29,850
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	180,000
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (b)		60,000	57,450
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		10,000	10,450
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014		30,000	34,964
Sprint Capital Corp.:
7.625%, 1/30/2011		275,000	275,344
8.375%, 3/15/2012		115,000	115,144
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		100,000	101,500
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		190,000	119
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		65,861	23,051
Universal City Development Partners Ltd., 11.75%, 4/1/2010		200,000	199,500
Virgin Media Finance PLC:
8.75%, 4/15/2014		390,000	395,850
Series 1, 9.5%, 8/15/2016		385,000	395,587
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	300,000	438,681
144A, 10.75%, 12/1/2015		75,000	80,625
144A, 11.75%, 7/15/2017		200,000	217,000

			9,110,057
Health Care 6.4%
Boston Scientific Corp., 6.0%, 6/15/2011		195,000	199,144
Community Health Systems, Inc., 8.875%, 7/15/2015		620,000	622,325
HCA, Inc.:
144A, 7.875%, 2/15/2020		1,120,000	1,092,000
144A, 8.5%, 4/15/2019		70,000	70,875
9.125%, 11/15/2014		190,000	191,900
9.25%, 11/15/2016		430,000	435,375
9.625%, 11/15/2016 (PIK)		136,000	137,360
144A, 9.875%, 2/15/2017		135,000	139,050
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	52,875

IASIS Healthcare LLC, 8.75%, 6/15/2014	110,000	107,525
The Cooper Companies, Inc., 7.125%, 2/15/2015	80,000	75,300
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	65,000	65,975
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	220,000	221,100
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	180,000	176,850

		3,587,654
Industrials 7.2%
Actuant Corp., 6.875%, 6/15/2017	50,000	46,250
ARAMARK Corp., 8.5%, 2/1/2015 (b)	150,000	145,500
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)	150,000	147,750
Belden, Inc.:
7.0%, 3/15/2017	40,000	36,600
144A, 9.25%, 6/15/2019	120,000	120,600
Bombardier, Inc., 144A, 6.75%, 5/1/2012	220,000	215,050
Bristow Group, Inc., 7.5%, 9/15/2017	90,000	85,050
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	30,000	29,577
Cenveo Corp., 144A, 10.5%, 8/15/2016	65,000	54,356
Clean Harbors, Inc., 144A, 7.625%, 8/15/2016	60,000	60,150
Congoleum Corp., 8.625%, 8/1/2008 **	100,000	30,000
Corrections Corp. of America, 7.75%, 6/1/2017	30,000	29,625
Esco Corp., 144A, 8.625%, 12/15/2013	125,000	121,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	46,500
Iron Mountain, Inc., 8.375%, 8/15/2021	170,000	168,937
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	70,000	53,200
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	200,000	177,000
7.625%, 12/1/2013	110,000	99,550
9.375%, 5/1/2012	275,000	270,875
Kansas City Southern Railway Co., 8.0%, 6/1/2015	115,000	113,850
Mobile Mini, Inc., 9.75%, 8/1/2014	70,000	70,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	70,000	61,250
Owens Corning, Inc., 9.0%, 6/15/2019	125,000	129,650
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	210,000	12,338
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	90,000	93,038
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	55,000	50,600
Republic Services, Inc., 144A, 5.5%, 9/15/2019 (d)	220,000	220,378
Titan International, Inc., 8.0%, 1/15/2012	205,000	197,312
TransDigm, Inc., 7.75%, 7/15/2014	55,000	54,588
United Rentals North America, Inc.:
6.5%, 2/15/2012	120,000	115,200
7.0%, 2/15/2014	150,000	121,500
144A, 10.875%, 6/15/2016	175,000	178,500
US Concrete, Inc., 8.375%, 4/1/2014	60,000	39,150
USG Corp., 144A, 9.75%, 8/1/2014	55,000	56,513
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	100,000	95,500
Waste Management, Inc., 6.375%, 3/11/2015 (b)	455,000	494,954

		4,042,141
Information Technology 4.3%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	190,000	152,713
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	125,000	85,000
Jabil Circuit, Inc., 7.75%, 7/15/2016	35,000	34,431
L-3 Communications Corp.:
5.875%, 1/15/2015	180,000	168,300
Series B, 6.375%, 10/15/2015	175,000	164,937

7.625%, 6/15/2012		1,225,000	1,240,312
MasTec, Inc., 7.625%, 2/1/2017		115,000	104,650
Seagate Technology International, 144A, 10.0%, 5/1/2014		45,000	48,263
SunGard Data Systems, Inc., 10.25%, 8/15/2015		260,000	257,400
Unisys Corp., 144A, 12.75%, 10/15/2014 (b)		100,000	102,625
Vangent, Inc., 9.625%, 2/15/2015		45,000	41,850

			2,400,481
Materials 11.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	18,813
ARCO Chemical Co., 9.8%, 2/1/2020 **		385,000	130,900
Ashland, Inc., 144A, 9.125%, 6/1/2017		115,000	120,750
Ball Corp.:
7.125%, 9/1/2016 (b)		45,000	45,000
7.375%, 9/1/2019 (b)		45,000	44,888
Cascades, Inc., 7.25%, 2/15/2013		41,000	38,643
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013		75,000	60,000
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		85,000	84,575
CPG International I, Inc., 10.5%, 7/1/2013		120,000	85,800
Crown Americas LLC, 144A, 7.625%, 5/15/2017		255,000	253,087
Domtar Corp., 10.75%, 6/1/2017		80,000	87,200
Dow Chemical Co.:
7.6%, 5/15/2014 (b)		275,000	296,948
8.55%, 5/15/2019		70,000	76,248
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	159,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		360,000	375,300
8.375%, 4/1/2017		500,000	521,250
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		104,639	73,247
10.0%, 3/31/2015		104,320	73,024
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		135,000	129,937
144A, 7.125%, 1/15/2017		40,000	38,400
144A, 8.25%, 5/1/2016		155,000	156,550
9.5%, 12/1/2011		45,000	46,800
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		210,000	215,250
Greif, Inc., 144A, 7.75%, 8/1/2019		230,000	225,400
Hexcel Corp., 6.75%, 2/1/2015		250,000	233,750
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	255,000	299,766
7.375%, 1/1/2015		80,000	68,800
Innophos, Inc., 8.875%, 8/15/2014		25,000	24,250
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		255,000	242,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	16,238
NewMarket Corp., 7.125%, 12/15/2016		135,000	122,850
NewPage Corp., 10.0%, 5/1/2012		105,000	56,962
Novelis, Inc., 144A, 11.5%, 2/15/2015		55,000	53,212
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	109,450
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		20,000	20,900
Pliant Corp., 11.85%, 6/15/2009 **		10	7
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	25
Sealed Air Corp., 144A, 7.875%, 6/15/2017		640,000	672,109
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		85,000	84,150
Solo Cup Co., 144A, 10.5%, 11/1/2013		105,000	110,250
Teck Resources Ltd.:
9.75%, 5/15/2014		80,000	86,400

10.25%, 5/15/2016		75,000	82,875
10.75%, 5/15/2019		195,000	222,056
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		130,000	122,525
The Mosaic Co., 144A, 7.375%, 12/1/2014		395,000	417,219
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		70,000	59,675

			6,462,979
Telecommunication Services 10.2%
BCM Ireland Preferred Equity Ltd., 144A, 7.873% ***, 2/15/2017 (PIK)	EUR	65,603	35,900
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		70,000	70,700
Centennial Communications Corp.:
10.0%, 1/1/2013		50,000	51,250
10.125%, 6/15/2013		845,000	861,900
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		175,000	169,750
8.375%, 1/15/2014		130,000	126,100
Cricket Communications, Inc.:
9.375%, 11/1/2014		375,000	353,437
10.0%, 7/15/2015		130,000	125,775
Crown Castle International Corp., 9.0%, 1/15/2015		145,000	150,800
Frontier Communications Corp., 6.25%, 1/15/2013		70,000	66,063
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		19,520	11,126
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	200,000	217,907
Hughes Network Systems LLC, 9.5%, 4/15/2014		205,000	208,075
Intelsat Corp.:
9.25%, 8/15/2014		25,000	25,375
9.25%, 6/15/2016		590,000	597,375
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		75,000	78,188
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		155,000	156,163
iPCS, Inc., 2.608% ***, 5/1/2013 (b)		30,000	24,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		635,000	623,093
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	549,212
Qwest Corp.:
7.875%, 9/1/2011		210,000	214,200
144A, 8.375%, 5/1/2016		20,000	20,200
8.875%, 3/15/2012		40,000	41,200
Rogers Communications, Inc., 6.8%, 8/15/2018		185,000	209,485
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		30,000	29,925
144A, 8.25%, 8/15/2019		40,000	40,200
Sprint Nextel Corp., 8.375%, 8/15/2017		235,000	223,838
Stratos Global Corp., 9.875%, 2/15/2013		30,000	30,525
Telesat Canada, 11.0%, 11/1/2015		310,000	316,200
Windstream Corp.:
7.0%, 3/15/2019		90,000	82,350
8.625%, 8/1/2016		10,000	10,038

			5,720,950
Utilities 7.3%
AES Corp.:
8.0%, 10/15/2017		75,000	71,813
8.0%, 6/1/2020		105,000	98,175
144A, 8.75%, 5/15/2013		413,000	419,195
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		30,000	33,356
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	128,147
CMS Energy Corp., 8.5%, 4/15/2011		285,000	293,669
Energy Future Holdings Corp.:

10.875%, 11/1/2017		295,000	210,925
11.25%, 11/1/2017 (PIK)		115,000	70,150
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	254,253
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	48,500
Jersey Central Power & Light Co., 7.35%, 2/1/2019 (b)		215,000	251,649
Kinder Morgan, Inc., 6.5%, 9/1/2012		310,000	315,425
Mirant Americas Generation LLC, 8.3%, 5/1/2011		285,000	286,425
Mirant North America LLC, 7.375%, 12/31/2013		35,000	33,600
NRG Energy, Inc.:
7.25%, 2/1/2014		140,000	136,150
7.375%, 1/15/2017		305,000	290,512
7.375%, 2/1/2016		140,000	133,875
8.5%, 6/15/2019		315,000	306,337
NV Energy, Inc.:
6.75%, 8/15/2017		130,000	123,500
8.625%, 3/15/2014		33,000	33,578
Orion Power Holdings, Inc., 12.0%, 5/1/2010		330,000	340,725
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		315,000	208,687

			4,088,646

Total Corporate Bonds (Cost $56,026,100)			55,139,276
Government & Agency Obligations 19.6%
Sovereign Bonds 19.5%
Federative Republic of Brazil:
7.875%, 3/7/2015		540,000	623,160
8.875%, 10/14/2019		660,000	822,690
12.5%, 1/5/2016	BRL	625,000	363,306
Government of Ukraine, REG S, 7.65%, 6/11/2013		460,000	423,246
Republic of Argentina, 5.83%, 12/31/2033	ARS	564	97
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		425,000	465,375
Republic of Colombia, 8.25%, 12/22/2014		80,000	92,800
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		315,000	289,800
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	91,750
Republic of Indonesia, 144A, 6.875%, 3/9/2017		865,000	893,112
Republic of Panama, 9.375%, 1/16/2023		665,000	851,200
Republic of Peru:
7.125%, 3/30/2019		75,000	82,500
7.35%, 7/21/2025		1,310,000	1,427,900
Republic of Poland, 6.375%, 7/15/2019		665,000	713,460
Republic of South Africa, 6.875%, 5/27/2019		120,000	128,850
Republic of Turkey:
7.0%, 9/26/2016		565,000	597,487
7.25%, 3/15/2015		180,000	195,075
Republic of Uruguay:
7.625%, 3/21/2036		120,000	122,700
9.25%, 5/17/2017		415,000	488,663
Republic of Venezuela, 9.25%, 9/15/2027		560,000	410,200
Russian Federation, REG S, 7.5%, 3/31/2030		1,641,360	1,682,394
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		165,000	168,300

			10,934,065

US Treasury Obligation 0.1%
US Treasury Bill, 0.15% ****, 9/17/2009 (e)		35,000	34,998

Total Government & Agency Obligations (Cost $10,744,043)			10,969,063

Loan Participations and Assignments 7.2%
Senior Loans 6.3%
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 3.613% ***, 7/11/2011	91,042	81,635
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848% ***, 5/1/2013	11,025	7,718
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0% ***, 4/30/2012	30,556	31,167
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121% ***, 5/1/2013	53,984	37,789
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25% ***, 3/6/2014	615,108	573,333
Term Loan, Prime plus 6.0%, 9.25% ***, 3/6/2014	257,907	260,567
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.77% ***, 6/20/2013	57,176	51,030
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51% ***, 12/16/2013	265,000	231,213
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014	205,000	193,895
Georgia-Pacific Corp., Term Loan B, LIBOR plus 2.0%, 2.65% ***, 12/20/2012	107,049	103,761
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.52% ***, 12/31/2014	60,000	26,100
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 3.347% ***, 5/16/2014	138,593	135,895
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, LIBOR plus 2.0%, 2.261% ***, 3/26/2014	449,029	334,650
Letter of Credit, LIBOR plus 2.1%, 2.598% ***, 3/26/2014	17,059	12,713
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	382,325	293,222
Term Loan C2, LIBOR plus 2.25%, 2.875% ***, 5/6/2013	99,626	76,408
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738% ***, 6/13/2014 (PIK)	172,965	145,579
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488% ***, 11/13/2014	81,963	66,882
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741% ***, 9/30/2014	53,449	43,986
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785% ***, 1/31/2014	74,000	61,605
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.785% ***, 10/10/2014	31,609	24,092
Term Loan B3, LIBOR plus 3.5%, 3.785% ***, 10/10/2014	486,338	368,855
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25% ***, 6/4/2014 **	108,625	46,263
VML US Finance LLC:
Delayed Draw Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2012	38,444	35,416
Term Loan B, LIBOR plus 2.25%, 2.85% ***, 5/25/2013	66,556	61,315
Wm. Wrigley Jr. Co., Term Loan B, LIBOR plus 3.5%, 6.5% ***, 9/30/2014	195,000	197,925

		3,503,014
Sovereign Loans 0.9%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	290,000	253,750
Gazprom, 144A, 6.51%, 3/7/2022	300,000	245,625

		499,375

Total Loan Participations and Assignments (Cost $4,342,193)		4,002,389
Preferred Securities 0.1%
Financials 0.0%
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	30,000	24,089
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029	95,000	51,775

Total Preferred Securities (Cost $91,747)		75,864

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,392	8,970
Vertis Holdings, Inc.*	1,058	0
World Color Press, Inc.*	362	3,131

		12,101
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480

Total Common Stocks (Cost $75,427)		13,581
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	10,000	0
Series AI, 144A, 12.0%*	25,000	0

Total Convertible Preferred Stocks (Cost $4,905)		0
Warrants 0.0%
Consumer Discretionary 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	410	1,153
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	11,700	563
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	95	0

Total Warrants (Cost $20,981)		1,716
Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $3,976,185)	3,976,185	3,976,185
Cash Equivalents 9.2%
Cash Management QP Trust, 0.22% (f) (Cost $5,129,697)	5,129,697	5,129,697
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,411,278) †	141.7	79,307,771
Notes Payable	(38.4)	(21,500,000)
Other Assets and Liabilities, Net	(3.3)	(1,843,092)

Net Assets	100.0	55,964,679

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	385,000	404,836	130,900
Buffalo Thunder Development Authority	9.375%	12/15/2014	35,000	35,400	6,213
CanWest MediaWorks LP	9.25%	8/1/2015	55,000	55,000	6,050
Congoleum Corp.	8.625%	8/1/2008	100,000	86,244	30,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	70,000	70,788	2,450
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	19,520	18,575	11,126
Idearc, Inc.	8.0%	11/15/2016	160,000	165,081	12,200
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	77,438	113
Pliant Corp.	11.85%	6/15/2009	10	10	7
R.H. Donnelley Corp.	8.875%	10/15/2017	210,000	209,425	12,338
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	17,688	25
Reader's Digest Association, Inc.	9.0%	2/15/2017	55,000	53,292	1,169
Tribune Co.	5.25%	6/4/2014	108,625	108,557	46,263
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	142,075	119
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	20,213	2,000
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	282,265	35
				1,746,887	261,008

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

****			Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $81,141,399. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $1,833,628. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,496,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,329,682.

(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $3,829,728 which is 6.8% of net assets.
(c)			Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)			When-issued security.
(e)			At August 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)			Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At August 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/21/2009	16	1,822,955	1,896,750	(73,795)
As of August 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

EUR	1,577,300	USD	2,259,774	9/25/2009	(1,508)
Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$ —	$ 54,931,705	$ 207,571	$ 55,139,276
Government & Agency Obligations	—	10,570,759	363,306	10,934,065
Loan Participations and Assignments	—	3,976,289	26,100	4,002,389
Preferred Securities	—	75,864	—	75,864
Common Stocks(h)	3,131	8,970	1,480	13,581
Convertible Preferred Stocks(h)	—	0	—	0
Warrants(h)	—	—	1,716	1,716
Short-Term Investments(h)	3,976,185	5,164,695	—	9,140,880
Total	$ 3,979,316	$ 74,728,282	$ 600,173	$ 79,307,771

Liabilities
Derivatives(i)	$ (73,795)	$ (1,508)	$ —	$ (75,303)
Total	$ (73,795)	$ (1,508)	$ —	$ (75,303)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2008	$ 61,674	$ —	$ —	$ 58,900	$ 1,480	$ 1,315	$ 123,369
Total realized gain (loss)	—	—	66	—	—	—	66
Change in unrealized appreciation (depreciation)	(44,326)	131,505	19,344	22,268	—	(20,579)	108,212
Amortization premium/discount	4,674	—	2,340	108	—	—	7,122
Net purchases (sales)	143,580	—	130,731	(81,276)	—	20,980	214,015
Net transfers in (out) of Level 3	41,969	231,801	(126,381)	—	—	—	147,389
Balance as of August 31, 2009	$ 207,571	$ 363,306	$ 26,100	$ —	$ 1,480	$ 1,716	$ 600,173
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2009	$ (74,750)	$ 131,505	$ 13,841	$ —	$ —	$ (20,579)	$ 50,017

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (1,508)
Interest Rate Contracts	$ (73,795)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009